Premises and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Depreciation	$ 1,509	$ 1,493
Rent expense	$ 367	$ 344